Cash and cash equivalents	12 Months Ended
Dec. 31, 2017
Disclosure of cash and cash equivalents [Abstract]
Disclosure of cash and cash equivalents [text block]
6.	Cash and cash equivalents

Cash and cash equivalents details as of December 31, 2017 and 2016 is as follows:

	2017	2016
Banks	5,484,981	3,319,465
Short-term investments	2,459,438	5,090,048
Cash	1,466	954
	7,945,885	8,410,467

As of December 31, 2017, cash and cash equivalents balance included COP $ 96,758 and COP $ 114,206 as of December 31, 2016, of restricted cash to be used exclusively for the payment of loans principal and interest obtained by Oleoducto Bicentenario and Oleoducto de los Llanos. The use of short-term financial investments depends on the liquidity needs of the Group.

The fair value of cash and cash equivalents approximates their book value due to their short-term nature.

The return on cash and cash equivalents for the year ended December 31, 2017 was approximately 4.2% (2016 - 3.5%).

The following table reflects the credit quality of issuers of investments included in cash and cash equivalents:

Rating	2017	2016
AAA	2,807,170	3,198,394
A1	2,922,714	1,466,015
BRC1 +	1,152,593	312,290
F1	896,231	545,872
Aa3	99,029	-
Aa2	27,868	-
A-2	27,350	-
No rating available	12,750	67,185
F2	180	409,717
A1+	-	73,470
F1+	-	2,188,471
Prime-2	-	78,989
F3	-	37,172
Prime-3	-	32,748
B	-	144
	7,945,885	8,410,467

See credit risk policy in Note 30.3.